Shareholders' Equity (Tables)	12 Months Ended
Oct. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule Of Share Repurchases
The following is a summary of the Company’s repurchase of shares and the costs associated with the repurchases, including brokerage and legal fees, for the periods presented.

Fiscal years ended October 31,	Shares repurchased	Cost
2013	129,500	$543,420
2012	267,000	1,176,661
2011	183,025	846,287